                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000
                                                       -----------------

               Check here if Amendment [ ]: Amendment Number:

                           This Amendment (Check only one):

                           |_| is a restatement
                           |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:       Maple Row Management, Inc.
Address:    112 Rowayton Avenue
            Rowayton, CT 06853


Form 13F File Number:28-05487
                     --------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Eric Blattman
Title:            President
Phone:            (203) 854-5015

Signature, Place and Date of Signing:

 /s/ Eric Blattman                   112 Rowayton Avenue,      February 14, 2001
------------------------------       Rowayton
                                     Connecticut 06853


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:           0



Form 13F Information Table Entry Total:      17



Form 13F Information Table Value Total:      $41,794.9 (thousands)



List of Other Included Managers:             None

                           Form 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
                     Column 1                         Column 2         Column 3        Column 4                     Column 5
------------------------------------------------------------------------------------------------------------------------------------
                     Name of                       Title of Class         CUSIP     Value (x$1000)      Shrs or    SH/PRN   Put/Call
                      Issuer                                                                            prn amt.
------------------------------------------------------------------------------------------------------------------------------------
AEROFLEX INC                                           Common         007768104              923.9        38,000      SH        --
------------------------------------------------------------------------------------------------------------------------------------
APPLIED FILMS CORP                                     Common         038197109            8,737.3       427,515      SH        --
------------------------------------------------------------------------------------------------------------------------------------
COGNEX CORP                                            Common         192422103              318.0        12,500      SH        --
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR INC                                           Common         19259P300            2,907.8       195,482      SH        --
------------------------------------------------------------------------------------------------------------------------------------
DDI CORP                                               Common         233162106            4,307.9       187,300      SH        --
------------------------------------------------------------------------------------------------------------------------------------
DIVERSINET CORP SECONDARY 45DAY                        Common         25536K204            1,502.7       453,572      SH        --
------------------------------------------------------------------------------------------------------------------------------------
EXTENSITY INC                                          Common         302255104              267.2        45,000      SH        --
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP                                      Common         512807108            2,030.6        90,000      SH        --
------------------------------------------------------------------------------------------------------------------------------------
LTX CORP                                               Common         502392103              418.8        25,000      SH        --
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURERS SERVICES LTD                             Common         565005105            9,725.1     1,300,900      SH        --
------------------------------------------------------------------------------------------------------------------------------------
MERIX CORP                                             Common         590049102              724.2        42,600      SH        --
------------------------------------------------------------------------------------------------------------------------------------
OAK TECHNOLOGY INC                                     Common         671802106            2,827.1       283,600      SH        --
------------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC TECHNOLOGY CORP                             Common         699173100            1,218.8        75,000      SH        --
------------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC                                         Common         719405102            1,569.5        48,200      SH        --
------------------------------------------------------------------------------------------------------------------------------------
SAGE INC.                                              Common         786632109              479.4        32,500      SH        --
------------------------------------------------------------------------------------------------------------------------------------
TTM TECH INC                                           Common         87305R109            1,457.8       113,800      SH        --
------------------------------------------------------------------------------------------------------------------------------------
VIRATA CORP                                            Common         927646109            2,378.9       187,500      SH        --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       $ 41,794.9



------------------------------------------------------------------------------------------------------
                     Column 1                          Column 6     Column 7        Column 8
------------------------------------------------------------------------------------------------------
                     Name of                          Investment     Other        Voting authority
                      Issuer                          discretion    managers    Sole   Shared   None
------------------------------------------------------------------------------------------------------
AEROFLEX INC                                              Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
APPLIED FILMS CORP                                        Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
COGNEX CORP                                               Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
COINSTAR INC                                              Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
DDI CORP                                                  Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
DIVERSINET CORP SECONDARY 45DAY                           Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
EXTENSITY INC                                             Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP                                         Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
LTX CORP                                                  Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
MANUFACTURERS SERVICES LTD                                Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
MERIX CORP                                                Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
OAK TECHNOLOGY INC                                        Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
PARAMETRIC TECHNOLOGY CORP                                Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
PHOTRONICS INC                                            Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
SAGE INC.                                                 Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
TTM TECH INC                                              Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------
VIRATA CORP                                               Yes          None     Sole     --      --
------------------------------------------------------------------------------------------------------